Employee benefit plans - Summary of Changes in Projected Benefit Obligations, Fair Value of Plan Assets and Funded Status (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2009
Pension Plan [Member]
Change in projected benefit obligations:
Actuarial present value of benefit obligations at beginning of year	$ 1,275.2	$ 1,223.6
Service cost	2.5	2.5	$ 5.4
Interest cost	47.0	50.3	50.9
Benefits paid	(62.1)	(56.0)
Plan amendments	2.7	(1.6)
Settlement	(44.3)	0.0
Curtailment	0.0	(1.3)
Actuarial loss (gain)	63.2	114.0
Foreign exchange and other	49.7	(56.3)
Actuarial present value of benefit obligations at end of year	1,333.9	1,275.2	1,223.6
Change in the fair value of plan assets:
Plan assets at beginning of year	1,003.4	979.1
Actual return on plan assets	117.4	106.4
Contributions by employer	38.2	31.6
Benefits paid	(62.1)	(56.0)
Settlement	(36.0)	0.0
Foreign exchange and other	46.3	(57.7)
Plan assets at end of year	1,107.2	1,003.4	979.1
Funded status at end of year	(226.7)	(271.8)
Pension Plan [Member] | Domestic [Member]
Change in projected benefit obligations:
Actuarial present value of benefit obligations at beginning of year	719.7	691.9
Service cost	0.0	0.0	0.0
Interest cost	30.8	32.0	30.8
Benefits paid	(34.2)	(32.1)
Plan amendments	0.0	0.0
Settlement	(44.3)	0.0
Curtailment	0.0	0.0
Actuarial loss (gain)	49.9	27.9
Foreign exchange and other	0.0	0.0
Actuarial present value of benefit obligations at end of year	721.9	719.7	691.9
Change in the fair value of plan assets:
Plan assets at beginning of year	509.1	497.6
Actual return on plan assets	80.0	40.1
Contributions by employer	12.1	3.5
Benefits paid	(34.2)	(32.1)
Settlement	(34.7)	0.0
Foreign exchange and other	0.0	0.0
Plan assets at end of year	532.3	509.1	497.6
Funded status at end of year	(189.6)	(210.6)
Pension Plan [Member] | Foreign [Member]
Change in projected benefit obligations:
Actuarial present value of benefit obligations at beginning of year	555.5	531.7
Service cost	2.5	2.5	5.4
Interest cost	16.2	18.3	20.1
Benefits paid	(27.9)	(23.9)
Plan amendments	2.7	(1.6)
Settlement	0.0	0.0
Curtailment	0.0	(1.3)
Actuarial loss (gain)	13.3	86.1
Foreign exchange and other	49.7	(56.3)
Actuarial present value of benefit obligations at end of year	612.0	555.5	531.7
Change in the fair value of plan assets:
Plan assets at beginning of year	494.3	481.5
Actual return on plan assets	37.4	66.3
Contributions by employer	26.1	28.1
Benefits paid	(27.9)	(23.9)
Settlement	(1.3)	0.0
Foreign exchange and other	46.3	(57.7)
Plan assets at end of year	574.9	494.3	481.5
Funded status at end of year	(37.1)	(61.2)
Other Postretirement Benefits Plan [Member]
Change in projected benefit obligations:
Actuarial present value of benefit obligations at beginning of year	2.8	3.4
Service cost	0.0	0.0	0.1
Interest cost	0.2	0.1	0.2
Contributions by participants	0.4	0.3
Benefits paid	(0.7)	(0.8)
Plan amendments				$ (76.8)
Actuarial loss (gain)	(0.2)	(0.2)
Actuarial present value of benefit obligations at end of year	2.5	2.8	3.4
Change in the fair value of plan assets:
Plan assets at beginning of year	0.0	0.0
Contributions by employer	0.3	0.5
Contributions by participants	0.4	0.3
Benefits paid	(0.7)	(0.8)
Plan assets at end of year	0.0	0.0	$ 0.0
Funded status at end of year	$ (2.5)	$ (2.8)